Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Orbital Slot Intangible Assets

Orbital Slot Intangible Assets

Prior to January 1, 2025, the Company’s accounting estimates concerning the appropriate useful economic lives of geostationary (“GEO”) orbital slots have been that they have indefinite lives as it was expected, with a relatively high level of certainty, that it would maintain continued occupancy of an assigned GEO orbital slot either during the operational life of an existing orbiting satellite or upon replacement by a new satellite once the operational life of the existing orbiting satellite is over.

To respond to market dynamics, the Company is developing a constellation of LEO satellites. A large part of its current and future capital expenditures is expected to be related to this constellation. In light of market developments, the number of occupied operational GEO orbital slots is likely to decline over time, and management no longer believes that the existing GEO orbital slots will continue to be utilized for an indefinite period of time.

As a result, management has updated its estimates in this area such that all GEO orbital slots are now presented as finite life assets. For those orbital slots which were formerly presented as indefinite life assets, their residual carrying values will generally be amortized over the remaining life of the on-station satellite operating at that orbital position in accordance with the provisions of International Accounting Standard 38, Intangible Assets (“IAS 38”). Where more than one satellite is co-located at one position then the latest end of life amongst those satellites is used. Where the likelihood of procuring a new or replacement satellite is probable, management calculates the end of life of that uncommitted replacement and applies it in computing the amortization life of the relevant orbital slot. The useful lives applied in the amortization of orbital slots range from 1 to 34 years.

This change in accounting estimate regarding the useful lives of the orbital slots has been accounted for prospectively, beginning on January 1, 2025.

The impact on the balance sheet as at September 30, 2025 was as follows:

(in millions of dollars)
Intangible assets	$(25.7)
Accumulated earnings	$25.7

The impact on the statement of income (loss) for the three and nine months ended September 30, 2025, was as follows:

(in millions of dollars)	Three months ended September 30, 2025	Nine months ended September 30, 2025
Amortization	$(8.5)	$(25.7)

Under IFRS®, a change in the useful life of an orbital slot is an indicator of impairment, requiring an assessment. The Company performed its latest impairment test for orbital slots in the fourth quarter of the year ended December 31, 2024. Given the proximity of that assessment to the change in useful life, the Company reevaluated the key assumptions and determined that there were no material changes that would significantly affect the recoverable amount. Accordingly, the Company relied on this assessment to support its no impairment conclusion as of the date the useful life was revised.

Future Changes in Accounting Policies

Future Changes in Accounting Policies

The International Accounting Standards Board (“IASB”) periodically issues new and amended accounting standards. The new and amended standards determined to be applicable to the Company are disclosed below. The remaining new and amended standards have been excluded as they are not applicable.

IFRS 18, Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosures in Financial Statements (“IFRS 18”) with the aim of improving companies’ reporting of financial performance and giving investors a better basis for analyzing and comparing companies.

IFRS 18 introduces three new sets of requirements:

1)      Improved comparability in the statement of profit or loss (income statement) which introduces three defined categories for income and expenses: operating, investing and financing. These changes would require all companies to use the same structure of the income statement and provide new defined subtotals, including operating profit.

2)      Enhanced transparency of management-defined performance measures which would require companies to disclose explanations of those company specific measures that are related to the income statement.

3)      More useful grouping of information in the financial statements which provides enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.

The Company is currently evaluating the impact of this new standard.